Intangible assets - Summary of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Beginning balance	$ 988,406
Impairment	8,221,754
Ending balance	10,534,278	$ 988,406
Cost
Intangible assets
Beginning balance	1,004,369
Acquisition through business combination	20,580,000	1,002,147
Additions	1,666,934	2,222
Assets held for sale (Note 34)	(2,170,000)
Ending balance	21,081,303	1,004,369
Accumulated depreciation and amortisation
Intangible assets
Beginning balance	(15,963)
Charge for the year	2,455,243	15,963
Impairment	8,221,754
Assets held for sale (Note 34)	145,935
Ending balance	$ (10,547,025)	$ (15,963)